NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Supplemental disclosures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
Profit before income tax	¥ 10,178,780	$ 1,597,273	¥ 2,189,271	¥ 1,865,604
Adjustments for:
Share of profits of joint ventures	(164,100)	(25,751)	(180,502)	(270,115)
Share of profits of associates	(272,584)	(42,774)	(145,737)	(48,767)
Depreciation of property, plant and equipment	7,375,559		7,161,476	7,106,765
Depreciation of investment properties	24,450		24,405	26,559
Depreciation of right-of-use assets	744,511		767,553	1,075,825
Amortization of intangible assets	377,714		459,482	338,938
Amortization of prepaid expenses included in other non-current assets	192,148		274,745	248,145
Loss/(gain) on write-off and disposal of property, plant and equipment and intangible assets, net	650,711		(319,796)	(243,622)
Impairment loss on property, plant and equipment	2,328,131	365,335	416,842	259,354
Impairment loss of investment properties				87
Impairment loss of intangible assetss	196,426		416
Impairment loss of right-of-use assets	90,090		15,790	1,448
Impairment loss of inventory	456,538		1,321,387	1,163,272
Impairment loss of trade and notes receivables	327,131		338,972	154,409
Impairment loss of other currents assets	1,042,041		640,189	16,607
Impairment loss of non-current assets	15,716
Realized and unrealized gains on futures, option and forward contracts	604,734		(512,984)	(50,820)
Loss/(gain) on disposal of subsidiaries	27,404		(11,305)	(261,187)
Loss on factoring of accounts receivable	83,293
Gain on disposal of investment in a joint venture				(159,514)
Gain on acquisition of associates				(295,288)
Dividends from other financial assets measured at fair value	(10,912)		(82,794)	(97,775)
Finance cost	3,846,101		4,420,438	4,921,541
Others	127,680		5,106	(146,171)
Cash flows generated from operating activities before working capital changes	28,241,562		16,782,954	15,605,295
Changes in working capital:
Decrease/(increase) in inventories	727,363		(1,667,622)	(233,278)
Increase in trade and notes receivables	(1,294,952)		(4,524,806)	(1,173,422)
Decrease/ (increase) in other current assets	125,731		230,869	(382,938)
Decrease in restricted cash	(268,711)		249,744	859,507
(Increase)/decrease in other non-current assets	25,803		(70,637)	547,856
(Increase)/decrease in trade and notes payables	1,318,486		3,004,899	(1,400,318)
Increase/(decrease) in other payables and accrued liabilities	1,702,821		1,884,283	(555,890)
(Decrease)/increase in other non-current liabilities	(62,592)		(177,045)	(206,354)
Cash generated from operations	30,515,511		15,712,639	13,060,458
PRC corporate income taxes paid	(2,285,126)		(805,171)	(554,582)
Net cash generated from operating activities	28,230,385	$ 4,429,963	14,907,468	12,505,876
Major non-cash transactions of investing activities and financing activities
Acquisition of minority interests for nil consideration				149,322
Notes receivables endorsed as payment for purchase of property, plant and equipment and lease liabilities	3,135,322		2,276,782	1,504,162
Acquisition of other financial assets measured at fair value through other comprehensive income by exchanging equity in a subsidiary				350,911
Increase/(decrease) of right of use assets	6,269,450		(7,361)
Acquisition of business			42,230
Major non-cash transactions of investing activities and financing activities	¥ 9,404,772		¥ 2,311,651	¥ 2,004,395